As filed with the U.S. Securities and Exchange Commission on April 30, 2025
File No. 811-23859
File No. 333-270997

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post‑Effective Amendment No.	76	☒

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	79	☒

Advisor Managed Portfolios
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(626) 914-7385
(Registrant’s Telephone Number, Including Area Code)
The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Copies to:

Russell B. Simon, President Advisor Managed Portfolios c/o U.S. Bank Global Fund Services 2020 East Financial Way, Suite 100 Glendora, California 91741	Christopher D. Menconi, Esquire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, D.C. 20004

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

Explanatory note: This Post-Effective Amendment No. 76 to the Registration Statement of Advisors Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2024 and to make other permissible changes for the Trust’s series: the Trenchless Fund ETF.

Trenchless Fund ETF
RVER

Listed on NYSE Arca, Inc.

PROSPECTUS
April 30, 2025

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Trenchless Fund ETF — Summary Section
Investment Objective
Trenchless Fund ETF (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.66%
(1) Acquired fund fees and expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the “Ratio of expenses to average net assets” provided in the Financial Highlights because the Financial Highlights reflect the operating expenses of the Fund and do not include the acquired fund fees and expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$67	$211	$368	$822
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from April 2, 2024 (the Fund’s inception date) through December 31, 2024, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio.
Principal Investment Strategies
The Fund is actively managed and seeks capital appreciation by investing in securities that River1 Asset Management LLC (“River1” or the “Sub-Advisor”) believes have an above-average probability of outperforming the S&P 500® Index over all time horizons.
The Fund’s investable universe is comprised of all U.S. listed equity securities. This includes common stock and American Depositary Receipts (“ADRs”), without regard to market capitalization. ADRs are U.S. listed equities that represent interests in securities issued by a foreign company. The Fund typically invests in a portfolio of approximately 12-30 companies, although the precise number of holdings will vary over time.
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In selecting investments for the Fund’s portfolio, through bottom-up analysis, River1 selects equity securities utilizing a model that focuses on three primary screens. Initially, companies are screened by utilizing valuation metrics such as multiple of free cash flow, net income, earnings before interest, taxes, depreciation and amortization (also known as EBITDA) and revenue. Next, the Sub-Advisor will winnow the investable universe after considering certain growth factors, which may include a company’s top and bottom-line revenue and net income growth to find outliers including those with a greater likelihood of beating or missing earnings expectations. Negative outliers and those the Sub-Advisor believes are likely to miss earnings expectations are removed from the screening process. Finally, the remaining companies are screened based on a review of the number and size of institutional holders. The Sub-Advisor screens those companies whose holdings may be negatively impacted as a result of a large concentration of certain shareholders. After the Sub-Advisor has applied these screens, the Sub-Advisor ranks the remaining companies based on its view of the likelihood of positive price change and the Sub-Advisor will determine which companies to invest in as a result of this analysis. The review continues on an ongoing basis and is the process used by the Sub-Advisor to identify which companies to buy, sell or hold.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.
◦Non-Diversification Risk. A non-diversified fund under the federal securities laws may hold a significant percentage of its assets in the securities of relatively fewer companies or even one company; therefore, events affecting those companies have a greater impact on the Fund than on a diversified fund.
◦Equity Securities Risk. The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.
◦Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors (for example, a global pandemic such as COVID-19, the large expansion of government deficits and debt, military conflicts, inflation, and/or recessions). These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
◦Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Advisor’s success or failure to implement investment strategies for the Fund. Investment decisions made by the Sub-Advisor in implementing these investment strategies may not produce the returns expected by the Sub-Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. The Sub-Advisor may be incorrect in its assessment of the pricing discrepancies or prices may not move in the manner anticipated by the Sub-Advisor.
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◦Market Capitalization Risk. The Fund may hold securities of any market capitalization and may be subject to large-capitalization investing risk, mid-capitalization investing risk and/or small-capitalization investing risk.
▪Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
▪Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies.
◦New Fund Risk. The Fund is recently organized with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
◦ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
▪Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.
▪Costs of Buying or Selling Fund Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
▪Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.
▪Trading. Although shares are listed for trading on NYSE Arca, Inc. the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.
◦Model and Data Risk. The Sub-Advisor relies on its proprietary model in making investment decisions for the Fund. When the model and/or the data the model relies upon prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential loss.
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◦Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Foreign Securities Risk. Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
◦Tax Risk. In order to qualify for the favorable tax treatment generally available to a regulated investment company (“RIC”), the Fund must satisfy certain diversification requirements under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). In particular, the Fund must generally diversify its holdings so that, in part, at the end of each quarter of each taxable year, at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other RICs, and (2) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. The Fund’s efforts to satisfy the diversification requirement may affect the Fund’s execution of its investment strategy.
Performance Information
The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available on the Fund’s website, www.river1.us.
Management of the Fund
Investment Advisor
Sound Capital Solutions LLC (“Sound Capital”) serves as the investment advisor to the Fund.
Investment Sub-Advisor
River1 serves as the sub-advisor to the Fund.
Portfolio Managers
Rob Haugen, Co-Portfolio Manager of River1, has managed the Fund since the Fund’s inception in April 2024.
Tony Tagliapietra, Co-Portfolio Manager of River1, has managed the Fund since the Fund’s inception in April 2024.
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Purchase and Sale of Fund Shares
Shares of the Fund are listed on the Exchange, and individual shares may only be bought and sold in the secondary market through brokers or dealers at market price, rather than NAV. Because shares trade at market price rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Fund shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.river1.us.
Tax Information
The distributions made by the Fund are taxable, and will be taxed as ordinary income, qualified dividend income, or capital gains (or a combination), unless you invest through an individual retirement account (“IRA”) or other tax-advantaged account. Subsequent withdrawals from such a tax-advantaged account, however, may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Advisor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
Trenchless Fund ETF seeks capital appreciation. The Fund’s investment objective may be changed by the Board without shareholder approval upon written notice to shareholders. There is no assurance that the Fund will meet its investment objective.
Principal Investment Strategies
The Fund is actively managed and seeks capital appreciation by investing in securities that River1 believes have an above-average probability of outperforming the S&P 500® Index over all time horizons. The Fund’s strategy is an equity strategy that aims to provide better risk-adjusted returns across market cycles compared to investing solely in the securities of companies that comprise U.S. large-capitalization indices, such as the S&P 500® Index.
The Fund’s investable universe is comprised of all U.S. listed equity securities. This includes common stock and ADRs, without regard to market capitalization. ADRs are U.S. listed equities that represent interests in securities issued by a foreign company. The Fund typically invests in a portfolio of approximately 12-30 companies, although the precise number of holdings will vary over time.
In selecting investments for the Fund’s portfolio, through bottom-up analysis, River1 selects equity securities utilizing a model that focuses on three primary screens. Initially, companies are screened by utilizing valuation metrics such as multiple of free cash flow, net income, earnings before interest, taxes, depreciation and amortization (also known as EBITDA) and revenue. Next, the Sub-Advisor will winnow the investable universe after considering certain growth factors, which may include a company’s top and bottom-line revenue and net income growth to find outliers including those with a greater likelihood of beating or missing earnings expectations. Negative outliers and those the Sub-Advisor believes are likely to miss earnings expectations are removed from the screening process. Finally, the remaining companies are screened based on changes in institutional investors’ holdings. This step is intended to identify those securities that could be subject to increased volatility as a result of a large shareholder concentration.
The following quantitative factors are then weighted and aggregated to produce the best investment candidates. The Sub-Advisor's bottom up stock analysis is focused on quantitative factors of individual companies as described in further detail below.
Valuation – Quantitative analysis is used to determine a starting valuation for a company. Valuation metrics include earnings per share (EPS), free cash flow, net income, EBITDA and others. The Sub-Advisor applies what it deems to be an appropriate multiple to those figures using top and bottom-line growth rates, balance sheet leverage, and capital expenditure needs of the business as well as other factors. Out of that analysis, the model produces a fair price for the stock and the Sub-Advisor then compares it to its current value to determine whether the stock is cheap or expensive.
Earnings Expectations – The Sub-Advisor seeks to uncover companies that have a better chance of beating their earnings expectations than missing them. The Sub-Advisor does this by starting with the overall sector growth using financial metrics from companies within the target stocks field. The Sub-Advisor will compare not just competitors, but suppliers’ recent growth versus expectations, and quantify where they believe the target company fits as compared to peers within its industry. This allows the Sub-Advisor possibility of avoiding companies that are not expected to beat earnings expectations and also avoid companies within struggling industries.
Shareholder Concentration Level – The Sub-Advisor screens potential stocks using the most recent public filings made by institutional investors. Each such shareholder is assessed a value for its likelihood to sell a company's stock in the near-term. Hedge funds, venture capital, and private equity shareholders are given scores indicating that they are less likely to hold a company's stock, and large passive funds are given scores indicating the opposite, as an example. The Sub-Advisor will also include short interest (i.e., the number of outstanding shares of a company that have been sold short) as a potential driver of increased buyer likelihood. All these shareholder scores are aggregated with the expectation that the Fund might avoid stocks that may be under near-term selling pressure or point the Sub-Advisor to stocks that may see near-term buying. All three of these quantitative factors are then weighted and aggregated to produce what the Sub-Advisor believes to be the best investment candidates.
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After the Sub-Advisor has applied these screens the Sub-Advisor ranks the remaining companies based on its view of the likelihood a positive price change and the Sub-Advisor will determine which companies to hold as a result of this analysis.
The Sub-Advisor performs these reviews on an ongoing basis and will determine whether to buy, sell or trim a position based on the daily monitoring of the model’s results. For example, the Sub-Advisor may consider selling a security where updated valuation metrics or growth factors result in the company being screened out from the model.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Temporary Defensive Investments. In response to temporary adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in Treasuries, agency- and government-backed positions, and cash and cash equivalents. When the Fund takes such temporary defensive positions, it may not achieve its investment objective.
Principal Risks
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.
◦Non-Diversification Risk. The Fund is a “non-diversified” mutual fund, as defined in the Investment Company Act of 1940 (the “1940 Act”), and, as such, its investments are not required to meet certain diversification requirements under federal securities law. The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. The Fund is still subject to certain diversification requirements for federal income tax purposes.
◦Equity Securities Risk. The risks that could affect the value of shares and the total return on your investment include the possibility that the equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The value of a particular security may decline due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
◦Market Risk. Market risks, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The Fund is subject to the risk that the prices of, and the income generated by, securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Such events may cause the value of securities owned by the Fund to go up or down, sometimes rapidly or unpredictably. Changes in the economic climate, investor perceptions and stock market volatility also can cause the prices of the Fund’s investments to decline regardless of the conditions of the issuers held by the Fund. There is also a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in
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financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.
Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. The U.S. Government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and then raised interest rates. Such actions, including additional rate hikes, could negatively affect financial markets generally, increase market volatility, and reduce the value and liquidity of securities in which the Fund invest.
Policy and legislative changes in the United States and in other countries affect many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of such changes on the markets, and the practical implications for market participants, may not be fully known at the time of adoption.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. These events (e.g., global pandemic, military conflicts, inflation and/or recessions) can cause significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events. Such events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
◦Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Advisor’s success or failure to implement investment strategies for the Fund. Investment decisions made by the Sub-Advisor in implementing these investment strategies may not produce the returns expected by the Sub-Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. The Sub-Advisor may be incorrect in its assessment of the pricing discrepancies or prices may not move in the manner anticipated by the Sub-Advisor. There can be no guarantee that these decisions will produce the desired results.
◦Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole, but they may also be nimbler and more responsive to new challenges than large-capitalization companies. Some mid-capitalization companies have limited product lines, markets, financial resources, and
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management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
◦New Fund Risk. The Fund is recently organized with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
◦ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
◦APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.
◦Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity, and is generally lower if Fund shares have more trading volume and market liquidity and higher if Fund shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
◦Fund Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Fund shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained.
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Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Fund shares when extraordinary volatility causes sudden, significant swings in the market price of Fund shares. There can be no assurance that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.
◦Model and Data Risk. When the data the Sub-Advisor utilizes to screen securities proves to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on the model and data, the Sub-Advisor may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether.
The model created by the Sub-Advisor’s screening mechanisms for the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” may differ substantially from market prices.
◦Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADR. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.
◦Foreign Securities Risk. Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
◦Tax Risk. In order to qualify for the favorable tax treatment generally available to RICs, the Fund must satisfy certain diversification requirements under the Internal Revenue Code. The Fund’s efforts to satisfy the diversification requirement may affect the Fund’s execution of its investment strategy. Additional information concerning the diversification requirement is contained in the Fund’s Statement of Additional Information (“SAI”).
Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the
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securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In the past several years, financial markets in the United States, Europe, Asia and elsewhere have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates. Such actions, including additional interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, and severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events. Such events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Other market events may cause similar disruptions and effects.
DISCLOSURE OF PORTFOLIO HOLDINGS
Information about the Fund’s daily portfolio holdings is available on the Fund’s website, www.river1.us. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

MANAGEMENT OF THE FUND
Investment Advisor
Sound Capital Solutions LLC serves as the Fund’s investment advisor, and is located at 175 W. Jackson Boulevard, Suite 240, Chicago, IL 60604.
The Advisor serves as investment advisor to the Fund with overall supervisory responsibility for the general management and investment of the Fund, subject to the supervision of the Board. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor has agreed to pay substantially all expenses of the Fund, except for the fee paid to the Advisor pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For its services, the Advisor receives a single unitary management fee from the Fund at an annual rate of 0.65% of the average daily net assets of the Fund.
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A discussion regarding the basis for the Board’s approval of the Advisory Agreement for the Fund is available in the Fund’s semi-annual report on Form N-CSR for the period ended June 30, 2024.
Sub-Advisor
The Advisor has retained River1 as the sub-advisor for the Fund. River1 is responsible for the day-to-day portfolio management of the Fund. River1, is located at 210 E. Becher Street, Suite 800, Milwaukee, WI 53207. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Advisor and the Board. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets. As part of an arrangement between the Advisor and the Sub-Advisor, the Sub-Advisor has agreed to assume the Advisor’s obligation to pay substantially all expenses of the Fund as described under “Investment Advisor” above.
A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement is available in the Fund’s semi-annual report on Form N-CSR for the period ended June 30, 2024.
Portfolio Managers
Rob Haugen, Co-Portfolio Manager, is a 25-year plus veteran in the financial services industry. Mr. Haugen began his career as an options market maker on the CBOE and moved into quantitative trading before spending 14 years at Baird investing for the world’s largest Hedge Funds and Mutual Funds. Mr. Haugen has spent the last several years successfully investing for one of Wisconsin’s largest family offices. Mr. Haugen has an MBA from Northwestern’s Kellogg School of Management and a BBA from the University of Massachusetts, Amherst.
Tony Tagliapietra, Co-Portfolio Manager, began his career working with municipal bonds at Baird in 1999 and transitioned to equities in 2001. Mr. Tagliapietra spent 18 years as an institutional equity trader investing for the world’s largest Hedge Funds and Mutual Funds. In 2019 he became a CIO for a large Wisconsin family office focusing on public and private investing. Mr. Tagliapietra has a Finance and Marketing degree from University of Wisconsin-Milwaukee.
The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Fund.

BUYING AND SELLING FUND SHARES
Fund shares are listed for secondary trading on the Exchange. When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares. The Fund’s NAV per share is calculated as of the close of regular trading (generally 4:00 pm Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for business. The NYSE and the Exchange are generally open Monday through Friday and are closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such request. The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV). NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share). The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.
In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
When reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value)
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or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security or other asset will be valued at its fair value in good faith in accordance with the Advisor’s pricing procedures, subject to oversight by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. The Advisor will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.
Other types of investments that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.
Frequent Purchases and Redemptions of Fund Shares
Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of shares of the Fund on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capitalization gains, or otherwise harm the Fund’s shareholders because these trades do not involve the Fund directly. Certain institutional investors are authorized to purchase and redeem the Fund’s shares directly with the Fund. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Fund.

DIVIDENDS, DISTRIBUTIONS, AND TAXES
Fund Distributions
The Fund intends to pay out dividends and distribute any net realized capital gains to its shareholders annually.
Dividend Reinvestment Service
Brokers may make available to their customers who own the Fund’s shares the Depository Trust Company (“DTC”) book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Tax Information
Below the Fund has summarized certain important U.S. federal income tax considerations generally applicable to investments in the Fund. The summary is based on current tax law, which may be changed by legislative, judicial or administrative action. Please consult your tax adviser about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.
The Fund intends to elect and qualify each year for treatment as a RIC within the meaning of Subchapter M of the Internal Revenue Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s
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failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.
Unless you are a tax-exempt entity or your investment in Fund shares is made through tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions, you sell Fund shares, and you purchase or redeem Creation Units (APs only).
Taxes on Distributions
The Fund intends to pay out dividends and distribute any net realized capital gains to its shareholders annually. Dividends of net investment income and distributions from the Fund’s net short-term capital gains are taxable to you as ordinary income or, in some cases, as qualified dividend income. Distributions from the Fund’s net capital gain (the excess of its net long-term capital gains over its net short-term capital losses) are generally taxable to non-corporate shareholders at rates of up to 20%, regardless of how long the shareholders held their respective shares in the Fund. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.
Distributions that the Fund reports as “qualified dividend income” may be eligible to be taxed to non-corporate shareholders at rates of up to 20% if requirements, including holding period requirements, are satisfied. In general, the Fund may report its dividends as qualified dividend income to the extent derived from dividends paid to the Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Certain of the Fund’s investment strategies may limit their ability to make distributions eligible to be treated as qualified dividend income.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. The Fund’s investment strategy may limit its ability to make distributions eligible for the dividends received deduction for corporate shareholders.

A tax of 3.8% applies to all or a portion of net investment income of U.S. individuals with income exceeding specified thresholds, and to all or a portion of undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends and capital gain distributions paid by the Fund and gain on the redemption of Fund shares.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you. This is known as “buying a dividend” and generally should be avoided by taxable investors.

Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid the following January are taxable as if received in December of the year in which the dividend is declared.

Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Fund.
Taxes on Sale of Fund Shares
Each sale of shares of the Fund may be a taxable event. Assuming you hold your shares as a capital asset, a sale may result in a capital gain or loss to you. Any capital gain or loss generally will be treated as short-term if you held the shares 12 months or less, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of capital gain distributions paid with respect to such shares. Any
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capital gain or loss generally will be treated as long-term if you held the shares for longer than 12 months. If you redeem your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. The ability to deduct capital losses may be limited depending on your circumstances.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax adviser with respect to the tax treatment of any creation or redemption transaction and whether the wash sale rules apply and when a loss might be deductible.
Gain or loss recognized by an AP upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.
The Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.
Non-U.S. Investors
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than capital gain distributions) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short- term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.
Backup Withholding
The Fund (or financial intermediaries, such as brokers, through which shareholders own shares of the Fund) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that such shareholder is not subject to such withholding.

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To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries.

Additional information concerning taxation of the Fund and its shareholders is contained in the SAI. Tax consequences are not the primary consideration of the Fund in making its investment decisions. If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on any dividends and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your own tax adviser concerning federal, state and local tax considerations of an investment in the Fund.

DISTRIBUTION OF FUND SHARES
Distributor
Quasar Distributors, LLC, a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, is located at Three Canal Plaza, Suite 100, Portland, Maine 04101, and is the distributor for the shares of the Fund. Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Fund shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. The implementation of any such payments would have to be approved by the Board prior to implementation. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, these fees will increase the cost of your investment and may cost you more over time than certain other types of sales charges.

EXCHANGE
Shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, or in the determination or calculation of the equation by which the shares are redeemable.
The Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Advisor, the Sub-Advisor, and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any members of the public regarding the advisability of investing in securities generally or in the Fund particularly.

PREMIUM/DISCOUNT INFORMATION
Information regarding how often Fund shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.river1.us.
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FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period ended December 31, 2024 has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.
TRENCHLESS FUND ETF

For a capital share outstanding throughout the period:
For the Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)(c)	(0.00)(d)
Net realized and unrealized gain on investments(e)	4.63
Total from investment operations	4.63
Net asset value, end of period	$29.63
Total return(f)
Net asset value(g)	18.53%
Market value(h)	18.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$60,746
Ratio of expenses to average net assets(i)(j)	0.65%
Ratio of net investment loss to average net assets(i)(j)	(0.01)%
Portfolio turnover rate(f)(k)	153%
(a)Inception date of the Fund was April 2, 2024.
(b)Net investment income per share has been calculated based on average shares outstanding during the period.
(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)Amount represents less than $0.005 per share.
(e)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(f)Not annualized for periods less than one year.
(g)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(h)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value returns may vary from net asset value returns.
(i)Annualized for periods less than one year.
(j)These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(k)Portfolio turnover rate excludes in-kind transactions.
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Investment Advisor
Sound Capital Solutions LLC
175 W. Jackson Blvd. Suite 240
Chicago, IL 60604

Investment Sub-Advisor
River1 Asset Management LLC
210 W. Becher Street, Suite 800
Milwaukee, Wisconsin 53207

Distributor
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Trust Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
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Trenchless Fund ETF

You can find more information about the Fund in the following documents:
Statement of Additional Information (“SAI”)
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports and Form N-CSR
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

The SAI, the annual and semi-annual reports to shareholders, and other information such as the Fund’s financial statements are available free of charge on the Fund’s website at www.river1.us. You can obtain a free copy of the SAI, annual and semi-annual reports, and financial statements, and request other information, or make general inquiries about the Fund by calling (toll free) at 1-800-617-0004.

Reports and other information about the Fund are available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-23859.)

STATEMENT OF ADDITIONAL INFORMATION
April 30, 2025
Trenchless Fund ETF
RVER

Listed on NYSE Arca, Inc.
a series of
Advisor Managed Portfolios (the “Trust”)

1-800-617-0004
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus of the Trenchless Fund ETF (the “Fund”), dated April 30, 2025, as may be supplemented from time to time (the “Prospectus”). Sound Capital Solutions LLC (the “Sound Capital” or the “Advisor”) serves as the Fund’s investment advisor. River1 Asset Management LLC (“River1” or the “Sub-Advisor”) serves as the Fund’s investment sub-advisor. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Fund’s financial statements for the fiscal year ended December 31, 2024, is incorporated into this SAI by reference to the Fund’s Form N-CSR. A copy of the Fund’s Prospectus and/or the Fund’s financial statements may be obtained by contacting the Fund at the address or telephone number above or by visiting the Fund’s website at www.river1.us.

THE TRUST
The Trust is a statutory trust organized under the laws of the State of Delaware on February 16, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).
The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, no par value per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may issue other series, the assets and liabilities of which will be separate and distinct from any other series.
Registration with the SEC does not involve supervision of the management or policies of the Fund. The Prospectus SAI, shareholder reports and other information about the Fund are available free of charge on the EDGAR database on the SEC website at www.sec.gov. Copies of such information may be obtained from the SEC upon payment of the prescribed fee by electronic request at the following e-mail address: publicinfo@sec.gov.

INVESTMENT POLICIES
The discussion below supplements information contained in the Fund’s Prospectus as to the investment policies and risks of the Fund.
Diversification
The Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its total assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. The securities of a particular issuer may constitute a greater portion of the Fund and, therefore, those securities may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, the Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as the Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float.
Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not or could not buy. If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.
The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below:
Equity Securities
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.
Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, rights and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.
Types of Equity Securities
Common Stock. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Real Estate Investment Trusts. The Fund may invest in real estate investment trusts (“REIT”). In general, a REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets certain definitional requirements of the Code. The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in real estate interests (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and annually distribute a substantial portion of its otherwise taxable income to shareholders.
REITs are characterized as equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depend upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for the favorable U.S. federal income tax status generally available to REITs under the Code or to maintain exemption from the Investment Company Act of 1940 (the “1940 Act”).
When the Fund invests in REITs, it is subject to risks principally associated with investing in real estate: (1) possible declines in the value of real estate, (2) adverse general and local economic conditions, (3) possible lack of availability of mortgage funds, (4) changes in interest rates, and (5) environmental problems. In addition, real estate investment trusts are subject to other risks related specifically to their structure and focus: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; (h) duplicative fees; and, in many cases, relatively small market capitalization which may result in less market liquidity and greater price volatility.
Money Market Instruments
The Fund may invest in corporate and government bonds and notes and money market instruments. Money market instruments include: U.S. government securities, certificates of deposit (“CDs”), time deposits (“TDs”) and bankers’ acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. CDs are short-term, negotiable obligations of commercial banks. TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Foreign Securities
The Fund may invest in the securities of foreign issuers, foreign currencies and securities of U.S. issuers with substantial foreign operations (collectively, “foreign investments”). Foreign investments present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as “emerging markets.” Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in securities of foreign issuers may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.
The costs associated with investment in the securities of foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign investment transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return can be earned thereon. The inability of the Fund to make intended investments due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in liability to the purchaser. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Since the Fund may invest in securities denominated in currencies other than the U.S. dollar and since the Fund may hold foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of the Fund’s shares, and may also affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.
Exchange-Traded Funds (“ETFs”)
The Fund may also invest in ETFs. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange and seek to replicate the performance, before fees and expenses, of an underlying index of securities. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed in the Investment Companies section. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”). Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.
As purchasers of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.

Investment Companies
The Fund may invest in shares of other registered investment companies, money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under 1940 Act. This may include investments in money market mutual funds in connection with the Fund’s management of daily cash positions. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.
Section 12(d)(1)(A) of the 1940 Act normally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to the 1940 Act and rules thereunder promulgated by the SEC.
Borrowing
Though the Fund does not currently intend to borrow money, the Fund is authorized to borrow money from a bank from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions, and not for the purpose of leveraging its investments, in amounts not to exceed at any time 33-1/3% of the value of its total assets at the time of such borrowings, as allowed under the 1940 Act. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially each of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
Cyber Security Risk
Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Advisor, Sub-Advisor, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

INVESTMENT RESTRICTIONS
Fundamental Investment Policies
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

The Fund’s fundamental policies are as follows:
(1)The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(2)The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(3)The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(4)The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(5)The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(6)The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
(7)The Fund may not invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry or group of industries. (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

Additional Information about Fundamental Investment Policies
The following provides additional information about the Fund’s fundamental investment policies. This information does not form part of the Fund’s fundamental investment policies.
With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase a fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of a fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate a fund’s net investment income in any given period.

With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”). Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent the Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when the Advisor believes the income justifies the attendant risks. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.
With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund also may borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging.
With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. The policy in (5) above will be interpreted not to prevent the Fund from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.
With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). If a fund were to invest in a physical commodity or a physical commodity-related instrument, the fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The policy in (6) above will be interpreted to permit investments in ETFs that invest in physical and/or financial commodities.
With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC has taken the position that investment of more than 25% of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The policy described in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. Government and its agencies or instrumentalities; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries. When identifying industries for purposes of its concentration policy, the Fund may rely upon available industry classifications.
The Fund’s fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

PORTFOLIO TURNOVER
Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and generally reflects a greater number of taxable transactions. High portfolio turnover may result in larger amounts of short-term capital gains which, when distributed to shareholders, are generally taxed at ordinary income tax rates.
The following table provides the Fund’s portfolio turnover rate for the period indicated below:*

Fund	December 31, 2024
The Trenchless Fund ETF	153%
* Commenced operation on April 2, 2024.

PORTFOLIO HOLDINGS DISCLOSURE POLICY
The Fund maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the deposit securities, as described below, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The Fund’s portfolio holdings disclosure policies have been approved by the Board.
Pursuant to the Trust’s portfolio holdings disclosure policies, non-public information about the Fund’s portfolio holdings generally is not distributed to any person, unless by explicit agreement or by virtue of their respective duties to the Fund. Such persons are required to maintain the confidentiality of the information disclosed and have a duty not to trade on non-public information. Examples of disclosure by the Trust include instances in which:
▪The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
▪The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions;
▪The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services”), and the Trust’s Board, attorneys, auditors or independent registered public accounting firm;
▪The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer or their designee.
Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis without lag as part of the normal investment activities of the Fund. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons include internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: Global Fund Services; the Trust’s Board; and the Trust’s attorneys and independent registered public accounting firm, all of which typically receive such information after it is generated. In no event shall the Advisor, the Sub-Advisor, their affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s holdings.
Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Chief Compliance Officer or their designee, pursuant to the Trust’s Policy on Disclosure of Portfolio Holdings.
The Chief Compliance Officer or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Advisor, the Sub-Advisor, the distributor (defined in “Other Service Providers”), or any affiliated person of the Fund. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.
The transfer agent (defined in “Other Service Providers”) may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Fund’s anticipated holdings on the following business day. “Authorized Participants” are broker-dealer firms that have entered into Authorized Participant Agreements with the distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements through which the Fund offers and redeems shares. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances, as described above.

TRUSTEES AND OFFICERS
The overall management of the Trust’s business and affairs is invested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Sub-Advisor, administrator, custodian and transfer agent, each as discussed below. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies and policies and to the general supervision of the Board. Information about the Trustees and officers of the Trust is set forth in the table below.

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
Russell Emery 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1962	Trustee	Indefinite. Since 2023	Chief Compliance Officer, The SEI Mutual Funds (2006 to 2022); Chief Compliance Officer, Advisors’ Inner Circle Fund I, II, and III (2006 to 2022)	2	None

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Indefinite. Since 2023	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)	2	Trustee, Trust for Advised Portfolios (1 portfolio) (2020 to present)
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Indefinite. Since 2023	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)	2	Federal Home Loan Bank of Des Moines (2022 to present); Trustee, Securian Funds Trust (12 portfolios) (2022 to present); Trustee, Trust for Advised Portfolios (1 portfolio) (2020 to present)
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee	Indefinite. Since 2023	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	2	Trustee, Trust for Advised Portfolios (1 portfolio) (2018 to present)

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1980	President and Principal Executive Officer	Indefinite. Since 2023	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Diane K. Miller 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1972	Chief Compliance Officer and AML Officer	Indefinite. Since 2023	Vice President, U.S. Bancorp Fund Services, LLC (2023 to Present); Chief Compliance Officer, Christian Brothers Investment Services (2017 to 2022)
Eric T. McCormick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1971	Treasurer and Principal Financial Officer	Indefinite. Since 2023	Vice President, U.S. Bancorp Fund Services, LLC (2005 to present)
Ryan M. Charles 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1978	Secretary	Indefinite. Since 2023	Vice President, U.S. Bancorp Fund Services, LLC (2021 to present); General Counsel, Davis Selected Advisers, L.P. (2014 to 2021)
(1)Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75. A retiring Trustee may request annually, for no more than three consecutive years, that the Board extend such Trustee’s term for an additional year.
(2)The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies to the Fund and Optimize Strategy Index ETF (offered in a separate Prospectus) (together, the “Funds”). The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series of the Trust. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust.
(3)“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”), or other investment companies registered under the 1940 Act.
(4)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(5)Mr. Kashmerick is deemed to be an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of U.S. Bancorp Fund Services, LLC, the Trust’s administrator, fund accountant, and transfer agent.
Additional Information Concerning the Board of Trustees
Board Leadership Structure. The Board has general oversight responsibility with respect to the operation of the Trust and the Fund. The Board has engaged the Advisor to manage the Fund and is responsible for overseeing the Advisor, the Sub-Advisor, and other service providers to the Trust and the Fund in accordance with the provisions of the 1940 Act and other applicable laws. The Board has established an Audit Committee to assist the Board in performing its oversight responsibilities.
The Trust does not have a lead independent trustee. The Board is chaired by Christopher E. Kashmerick, an “interested person” of the Trust as defined by the 1940 Act. The Trust has determined that its leadership structure is appropriate in light of, among other factors, the asset size and nature of the Trust, the arrangements for the conduct of the Trust’s operations, the number of Trustees, and the responsibilities of the Board.
Board Leadership Structure. Through its direct oversight role, and indirectly through the Audit Committee and officers of the Fund and service providers, the Board performs a risk oversight function for the Fund. To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Fund; reviews and approves, as applicable, the compliance policies and procedures of the Fund; approves the Fund’s principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Advisor, to review and discuss the activities of the Fund and to provide direction with respect thereto;

and appoints a chief compliance officer of the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers.
Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Advisor, the Sub-Advisor, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board also receives reports from the Advisor, the Sub-Advisor and portfolio managers as to investment risks as well as other risks.
Trust Committees. The Trust has two standing committees: the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Governance and Nominating Committee (the “Nominating Committee”).
The Audit Committee, comprised entirely of the Independent Trustees, is chaired by Mr. Ferrie. The primary functions of the Audit Committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Fund’s internal controls, to approve in advance all permissible non-audit services performed by the independent auditors and to review certain other matters relating to the Fund’s independent registered public accounting firm and financial records. In its role as the QLCC, the committee’s function is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.
Since the Fund commenced operations on April 2, 2024, the Audit Committee has met once in regards to the Fund.
The Nominating Committee, comprised entirely of the Independent Trustees, is chaired by Ms. Kung, and is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.
Since the Fund commenced operations on April 2, 2024, the Nominating Committee has met once in regards to the Fund.
The Board has designated the Advisor to perform fair value determinations (the “Valuation Designee”). The Valuation Designee is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determinations.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their trustee attributes. The information provided below, and in the table above, is not all-inclusive. Many trustee attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
Russell Emery’s experience in compliance, accounting, investment management and corporate finance gives him an extensive understanding of regulatory requirements, accounting requirements, investment operations and governance requirements of operating mutual funds and series trusts. He brings a unique perspective to the Board from having over 16 years of experience serving as the Chief Compliance Officer to several investment companies operating as series trusts.
Brian S. Ferrie’s experience in accounting, finance, and compliance in the mutual fund industry gives him a strong understanding of the regulatory requirements of operating a mutual fund. He also understands the complex nature of the accounting and financial requirements, both from a regulatory and operational perspective, of managing a mutual fund. Mr. Ferrie’s background and experience provide a unique perspective to the Board.
Wan-Chong Kung’s experience managing fixed income mutual funds, with specific experience in commodities provides a diverse point-of-view for the Board. Ms. Kung also has unique experience in education as she advised student-managed bond and equity funds.
Christopher E. Kashmerick has substantial mutual fund operations and shareholder servicing experience through his position as Senior Vice President of U.S. Bank Global Fund Services, and he brings more than 20 years of mutual fund and investment management experience, which makes him a valuable resource to the Board as they contemplate various fund and shareholder servicing needs.
Each of the Trustees takes a conservative and thoughtful approach to addressing issues facing the Fund. The combination of skills and attributes discussed above led to the conclusion that each of Messrs. Emery, Ferrie, and Kashmerick, and Ms. Kung should serve as a Trustee.
Trustee Ownership of Fund Shares and Other Interests
For the year ended December 31, 2024, no Trustee owned shares of the Fund or any other fund in the same family of investment companies.
For the year ended December 31, 2024, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Sub-Advisor, the distributor, or an affiliate of the Advisor, the Sub-Advisor or distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Sub-Advisor, the distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Sub-Advisor, the distributor or any affiliate thereof was a party.
Compensation
Set forth below is the compensation to be received by the Independent Trustees from the Fund for the fiscal year ending December 31. Effective January 1, 2025, the Independent Trustees receive an annual retainer of $78,000 from the Trust, a $2,000 per regular meeting fee per Independent Trustee from the Trust, and a $1,000 special meeting fee per Independent Trustee from the Trust. The Audit Committee chair receives a $4,000 annual fee from the Trust and the Nominating and Governance Committee chair receives a $2,000 annual fee from the Trust. The Independent Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at meetings. The Trust has no pension or retirement plan. Except as described herein, no other entity affiliated with the Trust pays any compensation to the Independent Trustees.The Trustee fees from the Fund are paid by the Advisor.

	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees (1)
Independent Trustees
Brian S. Ferrie	$3,743	None	None	$7,485
Wan-Chong Kung	$3,654	None	None	$7,309
Russell Emery	$3,566	None	None	$7,132
Interested Trustee
Christopher E. Kashmerick	$0	None	None	$0
(1)There are currently multiple portfolios comprising the Trust. The term “Fund Complex” applies to the Fund and the Optimize Strategy Index ETF.
CODES OF ETHICS
The Trust, the Advisor, and the Sub-Advisor have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Advisor and the Sub-Advisor to invest in securities that may be purchased or held by the Fund. The distributor relies on the principal underwriters exception under Rule 17j-1(c)(3) from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the distributor is not affiliated with the Trust, the Advisor, or the Sub-Advisor and no officer, director, or general partner of the distributor serves as an officer or director of the Trust, the Advisor, or the Sub-Advisor.
PROXY VOTING POLICIES AND PROCEDURES
The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.
A copy of the Advisor’s policies and procedures used to determine how to vote proxies related to portfolio securities can be found in Appendix A.
The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free at 1-800-617-0004, on the Fund’s website and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. If the control person is a company, the jurisdiction under the laws of which it is organized is listed. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.
As of March 31, 2025, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Fund:
The Trenchless Fund ETF

Name and Address	% Ownership	Type of Ownership
CHARLES SCHWAB & CO., INC. 3000 SCHWAB WAY WESTLAKE, TX 76262	85.40%	Record
WELLS FARGO CLEARING SERVICES, LLC 1 NORTH JEFFERSON AVENUE ST. LOUIS, MO 63103	8.22%	Record
As of March 31, 2025, the Trustees and officers of the Trust as a group did not own more than 1% of the Fund’s outstanding shares.
INVESTMENT ADVISOR
Sound Capital Solutions LLC (“Sound Capital”), located at 175 W. Jackson Boulevard, Suite 240, Chicago, IL 60604, serves as investment advisor to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.
The Advisor serves as investment advisor to the Fund with overall responsibility for the day-to-day portfolio management of the Fund, subject to the supervision of the Board. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under the Advisory Agreement. Under the Advisory Agreement, the Advisor has agreed to pay substantially all expenses of the Fund, except for the fee paid to the Advisor pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
For its services, the Advisor receives a single unitary management fee that is equal to 0.65% per annum of the average daily net assets of the Fund.
During the fiscal year from April 2, 2024 (the Trenchless Fund ETF’s inception date), through December 31, 2024, the Trenchless Fund ETF paid $230,838 in management fees to the Advisor.
After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in accordance with the requirements of the 1940 Act. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

INVESTMENT SUB-ADVISOR
River1 Asset Management LLC (“River1”) serves as sub-advisor for the Fund and is located at 210 W Becher St, Milwaukee, Wisconsin 53207. River1, a registered investment advisor formed in October 2023, is owned by Mi-Capital, LLC. Mi-Capital, LLC is controlled by its members Patrick Michels, Timothy Michels, and Kevin Michels. The Sub-Advisor provides day-to-day portfolio management services to the Fund and is responsible for trading portfolio securities, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Advisor and the oversight of the Board. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets. As part of an arrangement between the Advisor and the Sub-Advisor, the Sub-Advisor has agreed to assume the Advisor’s obligation to pay substantially all expenses of the Fund as described under “Investment Advisor” above. During the fiscal year from April 2, 2024 (the Fund’s inception date), through December 31, 2024, the Advisor paid $115,997 to the Sub-Advisor for services provided to the Fund.
PORTFOLIO MANAGERS
The table below identifies the portfolio managers, the number of accounts for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

Rob Haugen, as of December 31, 2024
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets of Performance Fee Accounts
Registered Investment Companies	None	$0	None	$0
Other Pooled Investments	None	$0	None	$0
Other Accounts	None	$0	None	$0

Tony Tagliapietra, as of December 31, 2024
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets of Performance Fee Accounts
Registered Investment Companies	None	$0	None	$0
Other Pooled Investments	None	$0	None	$0
Other Accounts	None	$0	None	$0
Material Conflicts of Interest
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund they manage. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Sub-Advisor manages are fairly and equitably allocated.
Compensation
The portfolio managers receive a fixed base salary and discretionary bonus that are not tied to the performance of the Fund.
Portfolio Managers Fund Ownership
The Fund is required to show the dollar ranges of each portfolio manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year or a more recent date for a new portfolio manager.

Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.
Shares Owned by the Portfolio Managers. As of December 31, 2024, the portfolio managers beneficially owned shares of the Fund as follows:

Dollar Range of Equity Securities owned in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Portfolio Manager
Rob Haugen	$100,001 - $500,000
Tony Tagliapietra	$100,001 - $500,000

DISTRIBUTOR
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of the Fund’s shares is continuous. The Distributor is a registered broker-dealer and member of Financial Industry Regulatory Authority, Inc. (“FINRA”).
The Distribution Agreement has an initial term of up to two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Distribution Agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
The Trust and the Distributor are parties to the Distribution Agreement, whereby the Distributor acts as principal underwriter for the Trust and distributes shares of the Fund. Shares of the Fund are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund shares.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Issuance of Creation Units” below) or DTC participants (as discussed in “Book Entry Only System” below).

OTHER SERVICE PROVIDERS
Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the administrator and fund accountant to the Fund. Global Fund Services provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.
Pursuant to the Administration Agreement, Global Fund Services will receive a portion of fees from the Advisor as part of a bundled-fee agreement for services performed as administrator and fund accountant and separately as the transfer agent and dividend disbursing agent (the “Transfer Agent”). Additionally, Global Fund Services provides Chief Compliance Officer services to the Trust under a separate agreement. The cost for the Chief Compliance Officer’s services is charged to the Advisor and approved by the Board annually.
During the fiscal year from April 2, 2024 (the Trenchless Fund ETF’s inception date), through December 31, 2024, Global Fund Services received the following amount from the Advisor pursuant to the Administration Agreement, $42,581.
Custodian
Pursuant to a custody agreement between the Trust and U.S. Bank National Association, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Fund’s assets, holds the Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties. The Custodian is compensated by the Advisor with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.
The Custodian and Global Fund Services do not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian and Global Fund Services are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.
Independent Registered Public Accounting Firm
Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103 serves as the independent registered public accounting firm for the Fund, whose services include auditing the Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.
Legal Counsel
Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS
Pursuant to the Sub-Advisory Agreement, the Sub-Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities will be executed on U.S. Exchanges.
In placing portfolio transactions, the Sub-Advisor will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to Sub-Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Sub-Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Sub-Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the FINRA and the SEC.
While it is the Sub-Advisor’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Sub-Advisor even if the specific services are not directly useful to the Fund and may be useful to the Sub-Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Sub-Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.
Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Sub-Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds. In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by Sub-Advisor, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.
Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Issuance of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Issuance of Fund Shares in Creation Units” and “Redemption of Fund Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Issuance of Fund Shares in Creation Units-Creation Transaction Fee” and “Redemption of Fund Shares in Creation Units-Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Sub-Advisor has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.
The Fund paid the following in brokerage commissions for the fiscal year ended December 31:

2024
Brokerage Fees Paid	$38,532
Brokerage with Fund Affiliates
The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Advisor, the Sub-Advisor, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
During the fiscal year ended December 31, 2024, the Fund did not pay brokerage commissions to any registered broker-dealer affiliates of the Funds, the Advisor, the Sub-Advisor, or the Distributor.

Securities of “Regular Broker-Dealers”
The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.
During the fiscal year ended December 31, 2024, the Fund did not hold any equity securities of its regular broker-dealers or their parent companies.
Directed Brokerage
During the fiscal year ended December 31, 2024, the Fund has not paid commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor or Sub-Advisor.

EXCHANGE LISTING AND TRADING
The Fund offers and issues shares at their net asset value only in aggregations of a specified number of Fund shares (each, a “Creation Unit”). The Fund generally offers and issues Fund shares in exchange for a basket of securities included in its portfolio (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The shares are listed on NYSE Arca (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Fund shares’ NAV. The Fund shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.
Fund shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount in cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the summary section of the Fund’s Prospectus under “Buying and Selling Fund Shares.” The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.
The Fund shares are approved for listing and trading on the Exchange, subject to notice of issuance. The Fund shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Fund shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Fund shares if any of the requirements set forth in the Exchange rules, including compliance with Rule 6c-11(c) under the 1940 Act, are not continuously maintained or such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Fund shares from listing and trading upon termination of the Fund.
The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s net asset value per Fund share is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.

CONTINUOUS OFFERING
The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Fund shares. Fund shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Fund shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Fund shares. The Trust recognizes DTC or its nominee as the record owner of all Fund shares for all purposes. Beneficial Owners of Fund shares are not entitled to have Fund shares registered in their names, and will not receive or be entitled to physical delivery of Fund share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Fund shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Fund share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Fund shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Fund shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND ISSUANCE OF FUND SHARES IN CREATION UNITS
The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A Business Day is any day on which the Exchange is open for business.
Fund Deposit
The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind Deposit Securities per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Fund’s portfolio and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a Deposit Cash to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as portfolio adjustments and corporate action events are reflected from time to time by the Advisor with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s portfolio.
The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes, known to the Advisor on the date of announcement to be in effect by the time of delivery of the Fund Deposit or resulting from certain corporate actions.
Procedures for Issuance of Creation Units
To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Advisor may retain all or a portion of the Transaction Fee to the extent the Advisor bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.
All orders to purchase shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to the Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent, and acceptance by the Distributor, by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit
Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor the Advisor and the Sub-Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units
The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Advisor make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Given the importance of the ongoing issuance of Creation Units to maintaining a market price that is at or close to the underlying NAV of the Fund, the Trust does not intend to suspend acceptance of orders for Creation Units.
Creation Transaction Fee
A purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time. The standard fixed creation transaction fee for the Fund will be $300. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash purchases, non-standard orders, or partial cash purchases incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Risks of Purchasing Creation Units
There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because the Fund’s shares may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Fund shares, and sells those Fund shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

REDEMPTION OF FUND SHARES IN CREATION UNITS
Fund shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Fund shares in the secondary market to constitute a Creation Unit in order to have such Fund shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit.
With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Fund shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Fund shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee
A redemption transaction fee, payable to the Fund’s custodian, is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Fund’s Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time. The standard fixed redemption transaction fee for the Fund will be $300. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units
Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Fund shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Fund shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures
In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.
The Trust may in its discretion exercise its option to redeem such Fund shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).
The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.
Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Fund shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the NAV of the shares of the Fund is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE
NAV per Fund share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The NAV of the Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
In calculating the Fund’s NAV per Fund share, the Fund’s investments are valued using readily available market quotations, which generally means a reliable valuation obtained from an exchange or other market, or fair value as determined by an independent pricing service and evaluated by the Advisor. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Advisor may use various pricing services when necessary, or discontinue the use of any pricing service, as approved by the Board, from time to time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.
The Fund’s securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.
DISTRIBUTIONS AND DIVIDENDS
Distributions
The Fund intends to pay out dividends and distribute any net realized capital gains to its shareholders annually.
The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.
The Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service
The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of the Fund at NAV per share. Distributions reinvested in additional shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

TAX INFORMATION
The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund’s prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund’s prospectus is not intended as a substitute for careful tax planning.
The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Qualification as a Regulated Investment Company. The Fund intends to elect and qualify each year, to be treated as a RIC under Subchapter M of the Code. To qualify as a RIC, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of RICs) of any one issuer, in the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships.”
As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it timely distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., generally, its taxable income other than its net capital gain, computed without regard to the dividends paid deduction, plus or minus certain other adjustments), and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at the regular corporate tax rate on any taxable income or gains that it does not distribute to its shareholders. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income (computed without regard to the dividends paid deduction) and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. However, the Fund can give no assurances that distributions will be sufficient to eliminate all taxes.
If, for any taxable year, the Fund were to fail to qualify as a RIC under the Code or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation at the regular corporate tax rate (currently 21%), and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits (as calculated for U.S. federal income tax purposes), including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of non-corporate shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if the Fund were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Under certain circumstances, the Fund may cure a failure to qualify as RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize, and would generally be subject to a corporate level tax with respect to, any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.
The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Those net capital losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss.
During the fiscal year ended December 31, 2024, the Fund had $140,038 in short-term capital loss carryforwards.
Federal Excise Tax. To avoid a non-deductible excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year at least the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of the excess of its realized capital gains over its realized capital losses for the 12 month period ending on October 31 during such year, and (iii) any retained amount from the prior calendar year on which the Fund or shareholders paid no income tax. The Fund intends to make sufficient distributions to avoid liability for federal excise tax but can make no assurances that such tax will be completely eliminated. For example, the Fund may receive delayed or corrected tax reporting statements from its investments that cause the Fund to accrue additional income and gains after the Fund has already made its excise tax distributions for the year. In such a situation, the Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements.
Distributions to Shareholders. The Fund’s net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund. Taxable dividends and distributions are subject to tax whether you receive them in cash or in additional shares.
Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income or, for non-corporate shareholders, as qualified dividend income. Distributions from the Fund’s net capital gain (i.e., the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held. In general, to the extent that the Fund receives qualified dividend income, the Fund may report a portion of the dividends it pays as qualified dividend income, which for non-corporate shareholders is subject to U.S. federal income tax rates of up to 20%. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” with respect to such dividend, (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. In order for a dividend on certain preferred stock to be treated as qualified dividend income, the shareholder must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend. The holding period requirements described in this paragraph apply to shareholders’ investments in the Fund and to the Fund’s investments in underlying dividend-paying stocks. Distributions received by the Fund from another RIC will be treated as qualified dividend income only to the extent so reported by such other

RIC. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. Certain of the Fund’s investment strategies may limit the ability to make distributions eligible to be treated as qualified dividened income.
Dividends paid by the Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the dividends received deduction for corporate shareholders of the Fund. The investment strategies of the Fund may limit its ability to make distributions eligible for the dividends received deduction.
There is no requirement that the Fund takes into consideration any tax implications when implementing its investment strategies. If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce each shareholder’s tax basis, resulting in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.
Each shareholder who receives taxable distributions in the form of additional shares will be treated for U.S. federal income tax purposes as if receiving a distribution in an amount equal to the amount of money that the shareholder would have received if such shareholder had instead elected to receive cash distributions. The shareholder’s aggregate tax basis in shares of the Fund will be increased by such amount.
A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions. This is known as “buying a dividend” and generally should be avoided by taxable investors.
A dividend or other distribution by the Fund is generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.
Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.
The Fund (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held your shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.
Sales, Exchanges or Redemptions of Creation Units. Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who holds shares as a capital asset will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss.
Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares, the purchaser (or a group of purchasers) generally will not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
A tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.
Cost Basis. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Tax Treatment of Complex Securities. The Fund may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect the Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.
Tax Shelter Reporting Regulations. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single year (or certain greater amounts over a combination of years), the shareholder must file with the Internal Revenue Service (“IRS”) a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Backup Withholding. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding at the current rate of 24% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers or with required certifications regarding their status under the federal income tax law, or if the IRS notifies the Fund that such backup withholding is required. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
Non-U.S. Investors. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends they pay to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement. The Fund will not pay any additional amounts in respect to any amounts withheld.
A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.
The Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.
This discussion and the related discussion in the Prospectus have been prepared by the Fund’s management. The information above is only a summary of some of the federal income tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences, and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any state, local or foreign taxation.

FINANCIAL STATEMENTS
The Form N-CSR for the Fund for the fiscal year ended December 31, 2024, is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm, Cohen & Company, Ltd., appearing therein are incorporated by reference into this SAI. You can obtain the Fund’s financial statements without charge on the SEC’s website at www.sec.gov, upon written request, by contacting the Fund at 1-800-617-0004 or by visiting the Fund’s website at www.river1.us.

APPENDIX A
PROXY VOTING POLICIES

General

Sound Capital has delegated the duty of voting proxies to the Sub-Adviser. The Advisor has established policies and procedures to address proxy voting and any conflicts of interests between the Advisor, Sub-Advisers and a Client in a proxy vote. Additionally, the Advisor will ensure the Sub-Adviser maintains certain records required to be maintained by Rule 206(4)-6 relating to all voted proxies and, for advisory clients that are Registered Investment Companies, the advisor shall coordinate with relevant Fund Administration teams with regards to the review, preparation, and filing of Form N-PX.

Sound Capital’s regularly occurring committee meeting includes a discussion of proxy voting oversight and related activities. Any such discussions had in the committee meeting are captured in the minutes.

Sound Capital will ensure that the Sub-Adviser has adopted the proxy voting principles and guidelines as recommended by the Sub-Adviser’s third-party proxy service provider. Sound Capital’s committee maintains independence and understands that, at times, Sub-Advisers may vote in a manner that is in conflict with recommendations when it deems that vote to be in the best interest of clients. Documentation will be retained by Sub-Advisers for instances where any votes are contrary to these guidelines.

River1 Proxy Voting Guidelines

River1, as a matter of policy and as a fiduciary to clients, has responsibility for voting proxies for Fund securities consistent with the best economic interests of the clients. River1 maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and make appropriate disclosures about the firm’s proxy policies and practices. River1 will reach its voting decisions independently, after appropriate investigation. It does not generally intend to delegate its decision making or rely on the recommendations of any third party, although it may take such recommendations into consideration. When River1 determines a proxy may have an impact on a fund holding, River1 will vote those matters on a case-by-case basis in a manner that River1 believes is in the best interests of the applicable fund holdings.

Conflicts of Interest - River1 will identify any conflicts that exist between the interests of it and the client by reviewing the relationship of River1 with the issuer of each security to determine if River1 or any of its employees has any financial, business or personal relationship with the issuer.

Client Requests for Information - All client requests for information regarding proxy votes, or policies and procedures, are reviewed and responded to by River1’s CCO. In response to any request, the CCO will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how River1 voted the client’s proxy with respect to each proposal about which client inquired.

Recordkeeping - River1, in accordance with SEC recordkeeping rules, shall maintain for a period of at least five (5) years from the end of the fiscal year voted: a record of each proxy statement received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information, a copy of any written response and all documents prepared by River1 regarding votes cast in contradiction to its proxy voting guidelines, and all proxy voting policies and procedures and any amendments. In the event proxy voting is required, River1 will elect to vote or not to vote proxies received in a manner consistent with the best interests of the Fund and shareholders. River1 will present to the Board, at least annually, River1's Proxy Policies and a record of each proxy voted or not voted by River1 on behalf of the Fund, including a report on the resolution of all proxies identified by River1 involving a conflict of interest. River1 will use its internal policies and procedures when collecting information for the Fund to complete and file Form N–PX (Form N-PX is used by the Fund to file reports with the SEC containing the Fund’s proxy voting record for the most recent 12-month period ending June 30). Annually, River1 shall send voting information to the Fund’s Administrator, who shall file Form N-PX with the SEC.
A-1

A-2

PART C
OTHER INFORMATION

Item 28.	Exhibits

(a)	(1) Certificate of Trust dated February 16, 2023, was previously filed with the Trust's Registration Statement on Form N-1A on March 30, 2023, and is incorporated herein by reference.
(2) Agreement and Declaration of Trust dated February 16, 2023, was previously filed with the Trust's Registration Statement on Form N-1A on March 30, 2023, and is incorporated herein by reference.
(b)	Bylaws dated February 16, 2023, were previously filed with the Trust's Registration Statement on Form N-1A on March 30, 2023, and are incorporated herein by reference.
(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Bylaws.
(d)
Investment Advisory Agreement for Sound Capital Solutions LLC was previously filed with the Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on February 28, 2024, and is incorporated herein by reference.

(1)
Investment Sub-Advisory Agreement for River1 Asset Management dated February 28, 2024, was previously filed with the Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on February 28, 2024, and is incorporated herein by reference.

(e)
Distribution Agreement with Quasar Distributors, LLC for Trenchless Fund ETF dated December 13, 2023, was previously filed with the Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on February 28, 2024, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts - not applicable.
(g)	Custody Agreement dated September 14, 2023, was previously filed with the Trust’s Registration Statement on Form N-1A on December 12, 2023, and is incorporated herein by reference.
(1)
Amendment to Custody Agreement for Trenchless Fund ETF dated February 12, 2024, was previously filed with the Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on February 28, 2024, and is incorporated herein by reference.

(h)	Other Material Contracts
(1) Fund Servicing Agreement dated September 14, 2023, was previously filed with the Trust’s Registration Statement on Form N-1A on December 12, 2023, and is incorporated herein by reference.
(a)
Amendment to Fund Servicing Agreement for Trenchless Fund ETF dated February 1, 2024, was previously filed with the Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on February 28, 2024, and is incorporated herein by reference.

(2)
Power of Attorney for Russell Emery, Brian S. Ferrie, Wan-Chong Kung, and Christopher E. Kashmerick dated January 25, 2024, was previously filed with Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A on February 2, 2024, and is incorporated herein by reference.

(i)
Legal Opinion of Shares dated February 28, 2024, was previously filed with the Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on February 28, 2024, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm - filed herewith.
(k)	Omitted Financial Statements - not applicable.
(l)	Initial Capital Agreements - not applicable.
(m)	Rule 12b-1 Plan adopted June 1, 2023, was previously filed with the Trust’s Registration Statement on Form N-1A on April 24, 2025, and is incorporated herein by reference.
(n)	Rule 18f-3 Plan - not applicable.
(o)	Reserved.
(p)	(1) Code of Ethics for the Registrant was previously filed with the Trust's Registration Statement on Form N-1A on July 6, 2023, and is incorporated herein by reference.
(2) Code of Ethics for Access Persons of Quasar Distributors, LLC - not applicable under Rule 17j-1

(3)
Code of Ethics for Sound Capital Solutions LLC dated August 2023, was previously filed with the Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on February 28, 2024, and is incorporated herein by reference.

(4)
Code of Ethics for River1 Asset Management dated January 2024, was previously filed with the Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on February 28, 2024, and is incorporated herein by reference.

Item 29.	Persons Controlled by or under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification
Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.
Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”
With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Item 31.	Business and Other Connections of Investment Adviser
Sound Capital Solutions LLC, located at 175 W. Jackson Boulevard, Suite 240, Chicago, IL 60604, is a registered investment adviser under the Investment Advisers Act of 1940 and serves as investment adviser for the Trust’s Trenchless Fund ETF.

With respect to the Advisor Sound Capital Solutions LLC, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-129056), dated March 14, 2025. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Investment Adviser	SEC File No.
Sound Capital Solutions LLC	801-129056
River1 Asset Management	801-129274

Item 32.	Principal Underwriters
(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Abacus FCF ETF Trust
2.Advisor Managed Portfolios
3.Antares Private Credit Fund
4.Capital Advisors Growth Fund, Series of Advisors Series Trust
5.Chase Growth Fund, Series of Advisors Series Trust
6.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
7.Edgar Lomax Value Fund, Series of Advisors Series Trust
8.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust

9.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
10.Huber Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13.Huber Small Cap Value Fund, Series of Advisors Series Trust
14.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
15.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
16.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
20.PIA High Yield Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena International Value Fund, Series of Advisors Series Trust
28.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.Reverb ETF, Series of Advisors Series Trust
31.Scharf Fund, Series of Advisors Series Trust
32.Scharf Global Opportunity Fund, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
37.The Aegis Funds
38.Allied Asset Advisors Funds
39.Angel Oak Funds Trust
40.Angel Oak Strategic Credit Fund
41.Brookfield Infrastructure Income Fund Inc.
42.Brookfield Investment Funds
43.Buffalo Funds
44.DoubleLine Funds Trust
45.EA Series Trust (f/k/a Alpha Architect ETF Trust)
46.Ecofin Tax-Advantaged Social Impact Fund, Inc.
47.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
48.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
49.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
52.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
53.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
54.AAM Transformers ETF, Series of ETF Series Solutions
55.Acquirers Deep Value ETF, Series of ETF Series Solutions
56.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
57.Aptus Defined Risk ETF, Series of ETF Series Solutions
58.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
59.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
60.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
61.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
62.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
63.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
64.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
65.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
66.BTD Capital Fund, Series of ETF Series Solutions

67.Carbon Strategy ETF, Series of ETF Series Solutions
68.ClearShares OCIO ETF, Series of ETF Series Solutions
69.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
70.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
71.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
72.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
73.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
74.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
75.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
76.Hoya Capital Housing ETF, Series of ETF Series Solutions
77.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
78.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
79.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
80.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
82.Opus Small Cap Value ETF, Series of ETF Series Solutions
83.Range Cancer Therapeutics ETF, Series of ETF Series Solutions
84.The Acquirers Fund, Series of ETF Series Solutions
85.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
86.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
87.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
88.U.S. Global JETS ETF, Series of ETF Series Solutions
89.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
90.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
91.US Vegan Climate ETF, Series of ETF Series Solutions
92.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
93.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
94.First American Funds Trust
95.FundX Investment Trust
96.The Glenmede Fund, Inc.
97.The GoodHaven Funds Trust
98.Harding, Loevner Funds, Inc.
99. Hennessy Funds Trust
100.Horizon Funds
101.Hotchkis & Wiley Funds
102.Intrepid Capital Management Funds Trust
103.Jacob Funds Inc.
104.The Jensen Quality Growth Fund Inc.
105.Kirr, Marbach Partners Funds, Inc.
106.Core Alternative ETF, Series of Listed Funds Trust
107.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
108.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
109.LKCM Funds
110.LoCorr Investment Trust
111.MainGate Trust
112.ATAC Rotation Fund, Series of Managed Portfolio Series
113.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
114.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
115.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
116.Tortoise Global Water ESG Fund, Series of Managed Portfolio Series
117.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
118.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
119.Kensington Active Advantage Fund, Series of Managed Portfolio Series
120.Kensington Defender Fund, Series of Managed Portfolio Series
121.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
122.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
123.Kensington Managed Income Fund, Series of Managed Portfolio Series
124.LK Balanced Fund, Series of Managed Portfolio Series

125.Leuthold Core ETF, Series of Managed Portfolio Series
126.Leuthold Core Investment Fund, Series of Managed Portfolio Series
127.Leuthold Global Fund, Series of Managed Portfolio Series
128.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
129.Leuthold Select Industries ETF, Series of Managed Portfolio Series
130.Muhlenkamp Fund, Series of Managed Portfolio Series
131.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
132.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
133.Olstein All Cap Value Fund, Series of Managed Portfolio Series
134.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
135.Port Street Quality Growth Fund, Series of Managed Portfolio Series
136.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
137.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
138.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
139.Reinhart International PMV Fund, Series of Managed Portfolio Series
140.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
141.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
142.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
143.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
144.Tremblant Global ETF, Series of Managed Portfolio Series
145.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
146.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
147.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
148.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
149.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
150.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
151.SWP Growth & Income ETF, Series of Manager Directed Portfolios
152.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
153.Mason Capital Fund Trust
154.Matrix Advisors Funds Trust
155.Monetta Trust
156.Nicholas Equity Income Fund, Inc.
157.Nicholas Fund, Inc.
158.Nicholas II, Inc.
159.Nicholas Limited Edition, Inc.
160.Oaktree Diversified Income Fund Inc.
161.Permanent Portfolio Family of Funds
162.Perritt Funds, Inc.
163.Procure ETF Trust II
164.Professionally Managed Portfolios
165.Prospector Funds, Inc.
166.Provident Mutual Funds, Inc.
167.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
168.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
169.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
170.Aquarius International Fund, Series of The RBB Fund, Inc.
171.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
172.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
173.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
174.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
175.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
176.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
177.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
178.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
179.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
180.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
181.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
182.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.

183.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
184.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
185.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
186.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
187.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
188.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
189.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
190.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
191.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
192.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
193.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
194.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
195.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
196.SGI Global Equity Fund, Series of The RBB Fund, Inc.
197.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
198.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
199.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
200.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
201.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
202.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
203.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
204.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
205.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
206.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
207.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
208.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
209.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
210.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
211.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
212.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
213.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
214.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
215.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
216.The RBB Fund Trust
217.RBC Funds Trust
218.Rockefeller Municipal Opportunities Fund
219.Series Portfolios Trust
220.Tax-Exempt Private Credit Fund, Inc.
221.Thompson IM Funds, Inc.
222.Tortoise Capital Series Trust
223.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
224.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
225.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
226.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
227.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
228.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
229.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
230.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
231.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
232.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
233.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
234.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
235.USQ Core Real Estate Fund
236.Wall Street EWM Funds Trust
237.Wisconsin Capital Funds, Inc.

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None
(c)    Not applicable.

Item 33.	Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Sound Capital Solutions LLC 175 W. Jackson Boulevard, Suite 240, Chicago, IL 60604
Registrant’s Distributor	Quasar Distributors, LLC 3 Canal Plaza, Suite 100 Portland, ME 04101

Item 34.	Management Services
All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 76 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 30th day of April 2025.

Advisor Managed Portfolios

By: /s/ Russell B. Simon
Russell B. Simon
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Brian S. Ferrie*	Trustee	April 30, 2025
Brian S. Ferrie

/s/ Russell Emery*	Trustee	April 30, 2025
Russell Emery

Wan-Chong Kung*	Trustee	April 30, 2025
Wan-Chong Kung

Christopher E. Kashmerick*	Trustee	April 30, 2025
Christopher E. Kashmerick

/s/ Russell B. Simon	President and Principal Executive Officer	April 30, 2025
Russell B. Simon

/s/ Eric T. McCormick	Treasurer and Principal Financial Officer (Principal Accounting Officer)	April 30, 2025
Eric T. McCormick

*By: /s/ Russell B. Simon		April 30, 2025
Russell B. Simon
Attorney-in-Fact pursuant to Power of Attorney